Other assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Other amounts receivable from customers	R$ 3,908,984	R$ 1,909,055
Prepaid expenses	1,760,933	1,204,673
Contractual Guarantees from Former Controlling Shareholders	496	496
Actuarial asset (Note 21)	387,886	341,013
Other receivables (1)	2,857,449	3,500,220
Total	R$ 8,915,748	R$ 6,955,457